Qualitative and quantitative information on financial risk - Summary of contractual commitments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt
Lease liabilities	€ 2,833
Due within one year
Debt
Lease liabilities	837
Due beyond five years
Debt
Lease liabilities	870
Liquidity risk [member]
Debt
Notes	22,647	€ 18,542
Borrowings from banks	1,931	3,562
Asset-backed financing	15,479	10,016
Other debt	2,808	1,990
Interest on Debt	5,786	4,313
Lease liabilities	2,833	2,852
Trade payables	29,999	29,684
Derivative (assets)/liabilities	(392)	200
Total	81,091	71,159
Liquidity risk [member] | Due within one year
Debt
Notes	2,514	650
Borrowings from banks	1,286	3,109
Asset-backed financing	7,247	5,645
Other debt	1,782	1,596
Interest on Debt	1,610	1,188
Lease liabilities	837	866
Trade payables	29,999	29,684
Derivative (assets)/liabilities	(266)	315
Total	45,009	43,053
Liquidity risk [member] | 1-3 years
Debt
Notes	5,901	4,777
Borrowings from banks	436	293
Asset-backed financing	4,766	2,053
Other debt	828	306
Interest on Debt	2,098	1,410
Lease liabilities	708	643
Trade payables	0	0
Derivative (assets)/liabilities	(125)	(83)
Total	14,612	9,399
Liquidity risk [member] | 3-5 years
Debt
Notes	5,084	4,129
Borrowings from banks	135	77
Asset-backed financing	2,668	1,628
Other debt	155	15
Interest on Debt	1,152	730
Lease liabilities	418	358
Trade payables	0	0
Derivative (assets)/liabilities	(1)	(32)
Total	9,611	6,905
Liquidity risk [member] | Due beyond five years
Debt
Notes	9,148	8,986
Borrowings from banks	74	83
Asset-backed financing	798	690
Other debt	43	73
Interest on Debt	926	985
Lease liabilities	870	985
Trade payables	0	0
Derivative (assets)/liabilities	0	0
Total	€ 11,859	€ 11,802